UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21888

Oppenheimer Institutional Government Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 31, 2017 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies—52.5%
Federal Agricultural Mortgage Corp.:
0.826%[1]	9/25/17	9/25/17	$ 33,000,000	$ 32,981,960
0.846%[1]	10/16/17	10/16/17	36,000,000	35,962,200
1.128% [US0001M+(10.5)][2]	9/4/17	9/4/18	35,000,000	35,000,000
1.226% [US0001M+(3)][2]	9/3/17	1/3/18	54,000,000	54,000,000
1.228% [US0001M+(3)][2]	9/3/17	11/3/17	30,000,000	30,000,000
1.244% [FEDL01+7][2]	9/1/17	12/1/17	30,000,000	30,000,000
1.246% [FEDL01+10][2]	9/1/17	12/1/17	87,000,000	87,000,000
1.257% [FEDL01+8][2]	9/1/17	12/27/17	24,000,000	24,000,000
Federal Farm Credit Bank:
0.775%[1]	10/27/17	10/27/17	25,000,000	24,970,055
1.039% [US0003M+(32)][2]	9/26/17	12/26/17	25,000,000	24,996,245
1.061% [US0001M+7][2]	9/20/17	11/20/17	20,000,000	20,010,422
1.086% [USBMMY3M+25][2]	9/1/17	2/20/18	10,000,000	10,009,328
1.09%[1]	2/26/18	2/26/18	13,000,000	12,930,580
1.107% [US0001M+13][2]	9/19/17	7/19/18	10,000,000	10,022,252
1.109%[1]	1/18/18	1/18/18	10,000,000	9,957,528
1.111% [US0003M+(26)][2]	9/28/17	9/28/18	7,600,000	7,593,807
1.116% [US0003M+(1)][2]	10/19/17	10/19/18	24,200,000	24,249,031
1.13%[1]	2/13/18	2/13/18	15,000,000	14,923,000
1.162%[1]	3/19/18	3/19/18	11,000,000	10,930,074
1.214%[1]	4/24/18	4/24/18	25,000,000	24,804,167
1.219% [US0001M+1][2]	9/22/17	9/22/17	12,000,000	12,000,179
1.228% [USBMMY3M+22][2]	9/1/17	11/20/17	39,000,000	39,003,591
1.232%[1]	5/7/18	5/7/18	10,000,000	9,915,956
1.236% [FCPR DLY+(298)][2]	9/1/17	5/14/18	39,000,000	39,011,312
1.243%[1]	5/31/18	5/31/18	25,000,000	24,767,667
1.262% [FEDL01+10][2]	9/1/17	3/14/18	35,000,000	35,000,000
1.264%[1]	6/7/18	6/7/18	5,000,000	4,951,562
1.265%[1]	6/27/18	6/27/18	10,000,000	9,896,181
1.272%[1]	7/16/18	7/16/18	9,000,000	8,900,183
1.358% [FCPR DLY+(290)][2]	9/1/17	5/14/18	35,000,000	35,000,000
Federal Home Loan Bank:
0.661%	10/26/17	10/26/17	70,000,000	69,984,934
0.713%[1]	9/22/17	9/22/17	10,000,000	9,995,858
0.74%	9/22/17	9/22/17	12,000,000	12,000,000
0.749%	9/8/17	9/8/17	14,500,000	14,500,002
0.75%	1/19/18	1/19/18	6,250,000	6,241,375
0.774%	9/8/17	9/8/17	65,100,000	65,118,205
0.813%	11/17/17	11/17/17	37,300,000	37,625,435
0.851%	12/8/17	12/8/17	5,000,000	5,003,647
0.91% [US0003M+(10)][2]	11/15/17	11/15/17	13,400,000	13,408,300
0.934%[1]	10/6/17	10/6/17	25,000,000	24,977,396
0.949%[1]	9/26/17	9/26/17	50,000,000	49,967,187
0.954%[1]	10/11/17	10/11/17	2,800,000	2,797,044
0.959%[1]	10/13/17	10/13/17	17,000,000	16,981,079
0.961% [US0003M+(3.5)][2]	10/8/17	1/8/18	12,000,000	12,012,929

1        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued) 0.963%[1]	9/6/17	9/6/17	$ 20,000,000	$ 19,997,333
0.963%[1]	9/21/17	9/21/17	25,000,000	24,986,667
0.967% [US0003M+(8)][2]	10/27/17	10/27/17	38,000,000	38,015,559
0.97%[1]	9/5/17	9/5/17	61,000,000	60,993,442
0.974%[1]	10/20/17	10/20/17	60,000,000	59,920,841
0.982%[1]	10/25/17	10/25/17	20,000,000	19,970,690
0.984% [US0003M+(8)][2]	10/27/17	10/27/17	24,000,000	24,009,207
0.988%[1]	9/1/17	9/1/17	76,000,000	76,000,000
0.995%[1]	10/23/17	10/23/17	25,000,000	24,964,250
1.004% [US0003M+(9)][2]	11/6/17	11/6/17	9,500,000	9,503,711
1.017% [US0003M+(16.25)][2]	9/1/17	3/1/18	7,000,000	7,000,756
1.042% [US0003M+(21)][2]	9/18/17	12/18/17	20,000,000	20,001,711
1.045%[1]	11/8/17	11/8/17	20,000,000	19,960,711
1.051%[1]	11/10/17	11/10/17	25,000,000	24,949,201
1.051%[1]	9/15/17	9/15/17	27,000,000	26,988,996
1.054% [US0003M+(15)][2]	11/16/17	2/16/18	25,000,000	25,012,492
1.056% [US0001M+7.5][2]	9/7/17	12/7/17	42,500,000	42,528,257
1.061% [US0003M+(29.5)][2]	10/25/17	10/25/17	100,000,000	99,997,121
1.062% [US0003M+(27.5)][2]	10/26/17	1/26/18	35,000,000	35,000,000
1.065%[1]	11/3/17	11/3/17	20,000,000	19,962,830
1.066% [US0003M+(16)][2]	11/26/17	2/26/18	25,000,000	25,010,974
1.075% [US0003M+(27.5)][2]	10/26/17	1/26/18	40,000,000	39,997,992
1.078% [US0003M+(38)][2]	11/8/17	2/8/18	25,000,000	24,986,463
1.079%[1]	11/30/17	11/30/17	34,000,000	33,908,623
1.08% [US0001M+(17.5)][2]	9/25/17	1/25/18	35,000,000	35,000,000
1.081% [US0003M+(22)][2]	10/6/17	4/6/18	35,000,000	35,000,000
1.082% [US0003M+(7)][2]	10/25/17	10/25/17	33,500,000	33,507,963
1.094% [US0003M+(4)][2]	10/8/17	1/8/18	33,000,000	33,019,620
1.094%[1]	11/27/17	11/27/17	35,000,000	34,907,804
1.094%[1]	12/18/17	12/18/17	30,000,000	29,901,900
1.094% [US0001M+(14.5)][2]	9/12/17	3/12/18	55,000,000	55,000,000
1.094%[1]	12/19/17	12/19/17	5,000,000	4,983,499
1.101% [US0001M+(16.5)][2]	9/25/17	1/25/18	30,000,000	29,998,752
1.104% [US0001M+(14.5)][2]	9/20/17	4/20/18	30,000,000	29,999,140
1.106% [US0001M+(13.5)][2]	9/9/17	5/9/18	35,000,000	35,000,000
1.107% [US0001M+(14.5)][2]	9/25/17	4/25/18	90,000,000	89,997,541
1.107% [US0001M+(14.5)][2]	9/26/17	4/26/18	30,000,000	29,999,176
1.108% [US0003M+(23)][2]	11/16/17	2/16/18	25,000,000	25,000,000
1.109% [US0001M+(13.5)][2]	9/17/17	5/17/18	35,000,000	35,000,000
1.11% [US0003M+(20.75)][2]	11/25/17	2/23/18	35,000,000	35,000,000
1.113% [US0001M+(11.5)][2]	9/23/17	8/23/18	35,000,000	35,000,000
1.116% [US0003M+(16)][2]	11/26/17	2/26/18	35,000,000	35,006,858
1.117% [US0001M+(13)][2]	9/25/17	7/25/18	35,000,000	35,000,000
1.118% [US0003M+(22)][2]	10/9/17	7/9/18	11,100,000	11,096,797
1.127% [US0003M+(16)][2]	11/26/17	2/26/18	14,000,000	14,002,037
1.13%[1]	12/29/17	12/29/17	10,000,000	9,962,813

2        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued) 1.132%	3/9/18	3/9/18	$ 19,180,000	$ 19,204,217
1.136% [US0001M+4][2]	9/5/17	9/5/17	9,845,000	9,845,142
1.137%[1]	1/24/18	1/24/18	25,000,000	24,886,135
1.14%[1]	1/26/18	1/26/18	40,000,000	39,814,780
1.154% [US0001M+7][2]	9/5/17	12/5/17	33,795,000	33,807,954
1.175%	1/5/18	1/5/18	2,000,000	2,000,309
1.178% [US0001M+(7)][2]	9/22/17	11/22/17	35,000,000	34,998,992
1.187%	8/7/18	8/7/18	37,600,000	37,369,652
1.20% [US0001M+7][2]	9/7/17	12/7/17	45,670,000	45,682,237
1.201%	4/25/18	4/25/18	22,000,000	21,985,380
1.237% [US0001M+1][2]	9/28/17	11/28/17	34,000,000	34,000,543
1.249% [US0001M+1.5][2]	9/8/17	12/8/17	40,000,000	39,999,458
1.257%	6/8/18	6/8/18	10,000,000	9,999,483
1.266%[1]	7/27/18	7/27/18	6,000,000	5,931,458
1.274%	7/24/18	7/24/18	33,000,000	32,993,095
1.281%	7/27/18	7/27/18	27,755,000	27,747,188
Federal Home Loan Mortgage Corp.:
0.865%	1/12/18	1/12/18	48,000,000	47,964,949
0.88%	3/7/18	3/7/18	4,185,000	4,178,134
0.899%	12/15/17	12/15/17	27,000,000	27,007,821
1.254%	5/25/18	5/25/18	10,700,000	10,680,317
Federal National Mortgage Assn.:
0.748%	9/27/17	9/27/17	14,800,000	14,802,629
1.104%	3/28/18	3/28/18	18,000,000	17,966,504
1.193%	5/21/18	5/21/18	27,000,000	26,930,523
1.203%	7/20/18	7/20/18	17,000,000	16,979,678
1.264%	7/27/18	7/27/18	12,725,000	12,666,571
Tennessee Valley Authority, 1.119%	12/15/17	12/15/17	3,775,000	3,830,362

Total U.S. Government Agencies (Cost $3,201,725,909)				3,201,725,909

U.S. Government Obligations—3.5%
United States Treasury Nts.:
0.764%	9/15/17	9/15/17	50,000,000	50,004,469
0.808%	11/15/17	11/15/17	67,600,000	68,072,369
0.849%	11/15/17	11/15/17	31,500,000	31,501,633
0.864%	9/30/17	9/30/17	52,000,000	52,041,495
1.016%	11/30/17	11/30/17	10,000,000	10,030,180

Total U.S. Government Obligations (Cost $211,650,146)				211,650,146

Repurchase Agreements—43.5%
Repurchase Agreements[3] (Cost $2,659,500,000)			2,659,500,000	2,659,500,000

3        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Companies—0.6%
Goldman Sachs Financial Square Government Fund, 0.91%	35,320,182	$35,320,182
JPMorgan U.S. Government Money Market Fund, 0.90%[4]	1,596,870	1,596,870
Total Investment Companies (Cost $36,917,052)		36,917,052
Total Investments, at Value (Cost $6,109,793,107)	100.1%	6,109,793,107
Net Other Assets (Liabilities)	(0.1)	(4,527,534)

Net Assets	100.0%	$6,105,265,573

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

*. The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

**. If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Zero coupon bond reflects effective yield on the original acquisition date.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount
Credit Agricole Corp. & Investment Bank	1.04%	8/25/17	9/1/17	$55,000,000
Credit Agricole Corp. & Investment Bank	1.05	8/25/17	9/5/17	35,200,000
Credit Agricole Corp. & Investment Bank	1.05	8/31/17	9/1/17	250,000,000
Credit Agricole Corp. & Investment Bank	1.05	8/31/17	9/7/17	100,000,000
Credit Agricole Corp. & Investment Bank	1.06	8/31/17	9/1/17	154,100,000
Deutsche Bank Securities, Inc.	1.05	8/30/17	9/6/17	50,000,000
Deutsche Bank Securities, Inc.	1.07	8/2/17	9/5/17	50,000,000
Deutsche Bank Securities, Inc.	1.08	8/31/17	9/1/17	50,000,000
Deutsche Bank Securities, Inc.	1.08	8/25/17	9/1/17	25,000,000
Deutsche Bank Securities, Inc.	1.08	8/31/17	9/7/17	56,500,000

4        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount
Deutsche Bank Securities, Inc.	1.10%	8/17/17	9/15/17	$80,000,000
Deutsche Bank Securities, Inc.	1.10	8/22/17	9/22/17	65,000,000
INTL FCStone Financial, Inc.	1.10	8/28/17	9/1/17	135,000,000
RBC Dominion Securities, Inc.	1.03	8/30/17	9/6/17	80,000,000
RBC Dominion Securities, Inc.	1.04	8/28/17	9/1/17	100,000,000
RBC Dominion Securities, Inc.	1.05	8/31/17	9/7/17	100,000,000
RBC Dominion Securities, Inc.	1.05	8/31/17	9/1/17	164,700,000
South Street Securities LLC	1.14	8/31/17	9/1/17	1,000,000,000
TD Securities (USA) LLC	1.04	8/28/17	9/1/17	50,000,000
TD Securities (USA) LLC	1.09	8/31/17	9/1/17	59,000,000

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Credit Agricole Corp. & Investment Bank	U.S. Treasury Nts., 2.625%, 11/15/20	$(56,111,398)	$55,000,000	$55,011,175
Credit Agricole Corp. & Investment Bank	U.S. Treasury Nts., 1.625%, 5/31/23	(35,915,564)	35,200,000	35,211,337
Credit Agricole Corp. & Investment Bank	U.S. Treasury Nts., 1.125%, 8/31/21	(255,007,440)	250,000,000	250,007,295
Credit Agricole Corp. & Investment Bank	U.S. Treasury Nts., 1.125%, 1/15/19	(102,020,915)	100,000,000	100,020,505
Credit Agricole Corp. & Investment Bank	U.S. Government Agency Mortgages, 3.50%-4.50%, 2/1/47-8/1/47	(157,186,628)	154,100,000	154,104,537
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 0.00%, 5/15/40	(51,003,021)	50,000,000	50,002,962
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 0.00%, 5/15/40	(51,045,526)	50,000,000	50,044,634
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 0.00%, 5/15/47	(51,001,563)	50,000,000	50,001,532
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 2.00%, 12/31/21	(25,505,392)	25,000,000	25,005,286
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 2.00%, 5/31/24	(57,631,822)	56,500,000	56,501,786

5        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 0.00%-1.875%, 2/28/22-11/15/26	$(81,637,400)	$80,000,000	$80,036,667
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 0.00%-0.625%, 6/30/18-11/15/26	(66,320,305)	65,000,000	65,019,907
INTL FCStone Financial, Inc.	U.S. Treasury Bonds, 3.375%-6.00%, 2/15/26- 5/15/44 and U.S. Treasury Nts., 0.00%-2.00%, 9/15/17-5/15/47 and U.S. Treasury Bills, 0.00%, 11/30/17-4/26/18 and U.S. Government Agency Mortgages, 0.00%-10.00%, 9/25/17-9/16/58	(142,202,419)	135,000,000	135,016,500
RBC Dominion Securities, Inc.	U.S. Treasury Nts., 1.75%, 6/30/22 and U.S. Government Agency Mortgages, 3.50%, 5/20/47	(81,604,761)	80,000,000	80,004,668
RBC Dominion Securities, Inc.	U.S. Treasury Nts., 1.75%, 6/30/22 and U.S. Government Agency Mortgages, 3.50%, 5/20/47	(102,011,820)	100,000,000	100,011,588
RBC Dominion Securities, Inc.	U.S. Treasury Nts., 1.50%, 8/15/26 and U,S. Treasury Bonds, 2.25%, 8/15/46 and U.S. Government Agency Mortgages, 3.50%, 5/20/47	(102,003,016)	100,000,000	100,002,957
RBC Dominion Securities, Inc.	U.S. Government Agency Mortgages, 4.00%, 4/20/47	(167,998,900)	164,700,000	164,704,804
South Street Securities LLC	U.S. Treasury Nts., 1.50%- 2.125%, 6/15/20-7/31/24 and U.S. Government Agency Mortgages, 0.75%- 9.20%, 9/8/17-5/1/50	(1,020,373,602)	1,000,000,000	1,000,031,718
TD Securities (USA) LLC	U.S. Treasury Nts., 1.50%, 8/15/26 and U.S. Government Agency Mortgages, 4.00%, 3/1/47	(51,005,917)	50,000,000	50,005,801
TD Securities (USA) LLC	U.S. Government Agency Mortgages, 4.00%-4.50%, 3/1/47	(60,181,823)	59,000,000	59,001,787

		$(2,717,769,232)	$2,659,500,000	$2,659,747,446

a. Includes accrued interest.

4. Rate shown is the 7-day yield at period end.

6        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Glossary: Definitions
FCPR DLY	Federal Reserve Bank Prime Loan Rate US Daily
FEDL01	US Federal Funds Effective Rate (continuous series)
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USBMMY3M	US Treasury Bill 3 Month Money Market Yield

7        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS August 31, 2017 Unaudited

1. Organization

Oppenheimer Institutional Government Money Market Fund (the “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

8        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

2. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
U.S. Government Agencies	$—	$3,201,725,909	$—	$3,201,725,909
U.S. Government Obligations	—	211,650,146	—	211,650,146
Repurchase Agreement	—	2,659,500,000	—	2,659,500,000
Investment Companies	36,917,052	—	—	36,917,052

Total Assets	$36,917,052	$6,072,876,055	$—	$6,109,793,107

3. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality

9        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Market Risk Factors (Continued)

Securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

4. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Net Exposure[2]
Repurchase Agreements

Credit Agricole Corp. & Investment Bank	$55,011,175	$(56,111,398)	$(1,100,223)

Credit Agricole Corp. & Investment Bank	250,007,295	(255,007,440)	(5,000,145)

10        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

4. Repurchase Agreements (Continued)

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Net Exposure[2]
Repurchase Agreements (Continued)

Credit Agricole Corp. & Investment Bank	$35,211,337	$(35,915,564)	$(704,227)

Credit Agricole Corp. & Investment Bank	100,020,505	(102,020,915)	(2,000,410)

Credit Agricole Corp. & Investment Bank	154,104,537	(157,186,628)	(3,082,091)

Deutsche Bank Securities, Inc.	50,002,962	(51,003,021)	(1,000,059)

Deutsche Bank Securities, Inc.	50,044,634	(51,045,526)	(1,000,892)

Deutsche Bank Securities, Inc.	50,001,532	(51,001,563)	(1,000,031)

Deutsche Bank Securities, Inc.	25,005,286	(25,505,392)	(500,106)

Deutsche Bank Securities, Inc.	56,501,786	(57,631,822)	(1,130,036)

Deutsche Bank Securities, Inc.	80,036,667	(81,637,400)	(1,600,733)

Deutsche Bank Securities, Inc.	65,019,907	(66,320,305)	(1,300,398)

INTL FCStone Financial, Inc.	135,016,500	(142,202,419)	(7,185,919)

RBC Dominion Securities, Inc.	80,004,668	(81,604,761)	(1,600,093)

RBC Dominion Securities, Inc.	100,011,588	(102,011,820)	(2,000,232)

RBC Dominion Securities, Inc.	164,704,804	(167,998,900)	(3,294,096)

RBC Dominion Securities, Inc.	100,002,957	(102,003,016)	(2,000,059)

South Street Securities LLC	1,000,031,718	(1,020,373,602)	(20,341,884)

TD Securities (USA) LLC	50,005,801	(51,005,917)	(1,000,116)

TD Securities (USA) LLC	59,001,787	(60,181,823)	(1,180,036)
	$2,659,747,446

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default.

11        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Government Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/13/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	10/13/2017